Arrow Dogs of the World ETF

Ticker: DOGS

a series of Arrow Investments Trust

Supplement dated January 29, 2019

to the Summary Prospectus, Prospectus and Statement of Additional Information dated December 1, 2018, as amended.

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Effective January 31, 2019, the following disclosure on page 5 of the Summary Prospectus and page 4 of the Prospectus is replaced with the following:

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

•	Additionally, effective immediately, all references to the size of the Fund’s “Creation Units” in the Prospectus and Statement of Additional Information are revised to 25,000 Shares.

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 1, 2018, as amended. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-277-6933.

Please retain this Supplement for future reference.

Arrow Dogs of the World ETF

Ticker: DOGS

a series of Arrow Investments Trust

Supplement dated January 29, 2019

to the Statement of Additional Information dated December 1, 2018, as amended.

______________________________________________________________________

Effective January 31, 2019, under the section entitled “Transaction Fees” in the Statement of Additional Information, the table on page 53 is deleted in its entirety and replaced as follows:

Transaction Fees

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$5,900	0.35%

* As a percentage of the amount invested.

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 1, 2018, as amended. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-277-6933.

Please retain this Supplement for future reference.